7. STOCKHOLDERS' DEFICIT (Details 2) (USD $)	12 Months Ended		92 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Stockholders Deficit Tables
Debt converted – related party	$ (30,000)
Valuation of Series A PS issued as consideration	5,217,800
Loss on settlement of debt	$ 5,187,800	$ 0	$ 5,187,800